CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash provided by operating activities:
Net (loss)/income		$ (16.3)		$ 50.2		$ 126.6
Adjustments to reconcile net (loss)/income to cash provided by operating activities:
Depreciation and amortization		25.0		20.9		17.8
Restructuring and other charges		3.3		2.1		2.6
Separation-related charges		(0.3)		0.9		0.0
Deferred income taxes		(6.3)		(0.9)		(3.1)
Pension and other postretirement benefits		0.0		0.0		0.5
Share-based compensation		4.1		4.3		4.4
Change in investments in trust fund securities		1.0		0.1		0.0
Equity method investments gain/loss		0.5		0.0		0.0
Loss on debt extinguishment		0.1		0.0		0.0
Deferred financing fee amortization		0.7		0.0		0.0
Loss on asset disposal		0.6		0.0		0.0
Changes in operating assets and liabilities:
Trade receivables, net		15.3		51.4		(20.8)
Changes in deferred compensation		0.7		0.6		0.0
Inventories		10.1		(40.6)		(24.2)
Accounts payable, trade and other		(39.8)		10.8		13.8
Income taxes		(0.9)		(0.7)		(5.1)
Change in due to related party		0.0		(23.7)		23.7
Change in prepaid and other current assets and other assets		(9.9)		(2.7)		(31.8)
Change in accrued and other current and long-term liabilities		18.4		(14.6)		(12.4)
Cash provided by operating activities		6.3		58.1		92.0
Cash required by investing activities:
Capital expenditures		(124.0)		(184.3)		(73.6)
Investments in rabbi trust fund securities		(0.6)		(0.4)		0.0
Proceeds from settlement of long-term supply agreement		10.0		0.0		0.0
Investments in unconsolidated affiliate		(15.0)		(0.8)		0.0
Other investing activities		(1.5)		(4.5)		(4.8)
Cash required by investing activities		(131.1)		(190.0)		(78.4)
Cash provided by financing activities:
Proceeds from Revolving Credit Facility		175.5		232.0		34.0
Repayments of long Revolving Credit Facility		(294.6)		(111.4)		0.0
Proceeds from 2025 Notes		245.8		0.0		0.0
Payments of financing fees		(8.4)		(0.1)		0.0
Proceeds from issuance of common stock		0.8		0.0		0.0
Proceeds from IPO, net of fees		0.0		0.0		368.7
Distribution payment to FMC		0.0		0.0		(365.7)
Net change in net parent investment		0.0		0.0		(24.0)
Cash provided by financing activities		119.1		120.5		13.0
Effect of exchange rate changes on cash and cash equivalents		0.5		(0.1)		0.5
(Decrease)/increase in cash and cash equivalents		(5.2)		(11.5)		27.1
Cash and cash equivalents, beginning of period		16.8		28.3		1.2
Cash and cash equivalents, end of period		11.6		16.8		28.3
Supplemental disclosure for cash flow:
Income taxes paid, net of refunds	[1]	2.6		38.5		18.4
Cash payments for interest, net	[2]	5.6		4.3		0.3
Cash payments for Restructuring and other charges		7.4	[2]	4.1	[2]	1.2
Cash (receipts)/payments for Separation-related charges	[3]	(0.8)		9.9		7.3
Accrued capital expenditures		15.1		34.0		3.6
Operating lease right-of-use assets and lease liabilities recorded for ASC 842		0.8		16.1		0.0
Accrued investment in unconsolidated affiliate		$ 6.3		$ 0.0		$ 0.0

[1]	The year ended December 31, 2020 includes refunds of $1.6 million and $1.9 million from FMC related to the Company's 2019 and 2018 federal income tax returns, respectively.
[2]	For the twelve months ended December 31, 2020 $12.0 million of interest was capitalized. All of the interest related to our Revolving Credit Facility was capitalized for the year ended December 31, 2019.
[3]	The year ended December 31, 2020 includes $2.0 million gain on settlement of long term supply agreement. The year ended December 31, 2019 includes $4.6 million paid to FMC related to the Separation steps.